Employee Benefit Plans (Details 3) (Defined benefit pension plan, USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Significant unobservable inputs (Level 3) Recurring Basis	Dec. 31, 2011 Significant unobservable inputs (Level 3) Recurring Basis	Dec. 31, 2012 Private investment funds-non-redeemable Significant unobservable inputs (Level 3) Recurring Basis	Dec. 31, 2011 Private investment funds-non-redeemable Significant unobservable inputs (Level 3) Recurring Basis	Dec. 31, 2012 Insurance annuity contracts Significant unobservable inputs (Level 3) Recurring Basis	Dec. 31, 2010 Insurance annuity contracts Significant unobservable inputs (Level 3) Recurring Basis
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
Fair value of plan assets at the beginning of period	$ 721.1	$ 656.3	$ 3.4	$ 5.4	$ 1.0	$ 0.3	$ 4.4	$ 4.4
Transfer in from level 2						1.4
Actual return on plan assets	61.0	53.9			0.1
Settlements					(1.0)	(0.7)	(1.1)
Fair value of plan assets at end of period	$ 805.8	$ 721.1	$ 3.4	$ 5.4	$ 0.1	$ 1.0	$ 3.3	$ 4.4